FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Sensitivity Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit or Loss	$ 16,108,820	$ (19,426,051)	$ 7,156,005
Strengthening
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit or Loss	831,367	546,490	329,914
Equity	12,707,177	9,382,422	8,868,986
Weakening
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Profit or Loss	(831,367)	(546,490)	(329,914)
Equity	$ (12,707,177)	$ (9,382,422)	$ (8,868,986)